TAXES, Rollforward of deferred tax valuation allowance (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
TAXES [Abstract]
Balance - beginning of fiscal year	$ (124,700)	$ (128,214)	$ (71,987)	$ (74,727)
Additional allowances	(19,434)	(5,381)	(59,493)	(20,259)
Reversals and other changes	25,573	8,895	3,266	22,999
Balance - end of fiscal year	$ (118,561)	$ (124,700)	$ (128,214)	$ (71,987)